UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13 F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2013

                 Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Broadmark Asset Management, LLC
Address: 12 East 52nd Street
         3rd Floor
         New York, NY 10022

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Crown
Title:   Chief Financial Officer
Phone:   212-586-6566



Signature, Place and Date of Signing

/S/Jerome Crown             New York, NY              May 15, 2013
---------------            --------------             -------------

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT

[_]   13F NOTICE

[_]   13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    2

Form 13F Information Table Value Total:    $10,377
                                           (in thousands)


List of Other Included Managers:

                                                     FORM 13F INFORMATION TABLE
                                                   Broadmark Asset Management LLC
                                                           March 31, 2013

   COLUMN 1                  COLUMN 2            COLUMN 3      COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8

                             TITLE                             VALUE      SHARES/ SH/ PUT/  INVSTMT    OTHR      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS            CUSIP         (X$1000)   PRN     PRN CALL  DSCRETN    MGRS    SOLE    SHARED   NONE
ISHARES TR                   BARCLYS 7-10 YR     464287440       1,698    15,822  SH          SOLE             15,822     0      0
SPDR S&P 500 ETF TR          TR UNIT             78462F103       8,679    55,397  SH          SOLE             55,397     0      0




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